Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

26TH SEMI-ANNUAL REPORT

September 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Securities Fund, Inc.

President's Message

Dear Shareholder:

I am pleased to present the 26th Semi-Annual Report for Federated Municipal Securities Fund, Inc., which covers the six-month reporting period from April 1, 2002 through September 30, 2002.

Since its inception in 1976, the fund has provided investors with generous monthly income from its high-quality municipal bond portfolio. At the end of the reporting period, the fund had total net assets of more than $595.9 million and held 143 issues providing tax-free income to shareholders.1 More than 80% of the fund's assets were invested in municipal bonds rated A or better.

During this first half of the fund's fiscal year, the attractive yields and defensive characteristics of municipal bonds continued to appeal to both institutional and individual investors. Although we are experiencing one of the longest and deepest bear markets in equities in decades, many tax-free municipal funds have performed quite well. Tax-free bonds have been helped by lower interest rates and investors' desire for safety in bonds and especially in higher quality bonds. Municipal issues have been among the least volatile areas of the domestic fixed-income market, in part because of the sector's strong credit history.

This report begins with an interview with fund co-managers J. Scott Albrecht, Vice President, and Mary Jo Ochson, Senior Vice President, both of Federated Investment Management Company. Following their discussion of the fund's performance and investment strategy are three additional items of interest: a series of graphs showing the fund's long-term investment performance, a complete listing of the fund's municipal bond holdings and the publication of the fund's financial statements.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

As of September 30, 2002, the fund produced a competitive stream of tax-free income, with a 30-day SEC yield of 3.35% for Class A Shares, based on offering price. This translates into taxable yield equivalents of 4.79%, 5.15% and 5.46% for investors in the 30.0%, 35.0% and 38.6% federal tax brackets, respectively.2

Individual share class total return performance for the six-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Increase
Class A Shares	9.45%	$0.235	$10.22 to $10.94 = 7.05%
Class B Shares	8.96%	$0.189	$10.22 to $10.94 = 7.05%
Class C Shares	8.96%	$0.189	$10.22 to $10.94 = 7.05%

I would like to call your attention to the illustrations of two systematic investment plans shown on pages 8 and 9 of this report.4 In the chart on page 9, the same dollar amount was invested annually from the fund's inception, thus accumulating shares, followed by a period of 5+ years of withdrawal. It is worthwhile to consider the fund's systematic investment program as a way to increase your total number of shares over time. Yes, it takes time, discipline and compounding of dividends to build up the accounts, but the investment results can be attractive.

Thank you for selecting Federated Municipal Securities Fund, Inc. as a convenient, diversified way to earn tax-free income. Your comments and questions are always welcome.

Sincerely yours,

J. Christopher Donahue

J. Christopher Donahue
President
November 15, 2002

2 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. As of September 30, 2002, the fund's 30-day SEC yield on Class B Shares, based on net asset value, was 2.63%, equivalent to taxable yields of 3.76%, 4.05% and 4.28% for investors in the 30.0%, 35.0% and 38.6% federal tax brackets, respectively. The fund's 30-day SEC yield on Class C Shares, based on net asset value, was 2.63%, equivalent to taxable yields of 3.76%, 4.05% and 4.28% for investors in the 30.0%, 35.0% and 38.6% federal tax brackets, respectively.

3 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C shares were 4.54%, 3.46% and 7.96%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Systematic investing and dollar-cost averaging do not ensure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

J. Scott Albrecht

Vice President

Federated Investment Management Company

Mary Jo Ochson, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

How would you describe the market environment for municipal bonds over the past six months?

Interest rates continued to grind lower over the six-month reporting period. The Bond Buyer Municipal Bond Index1 declined from 5.44% at the beginning of the period to a low of 4.88% on September 30, 2002. The ratio of municipal bond yields to Treasury bond yields stayed near historically cheap levels across the yield curve, as the municipal market lagged the Treasury market and interest rates rallied to lower levels. The existence of a war premium being priced into the market also kept municipal bonds at cheap valuations relative to Treasury bonds. In previous years, high ratios indicated a potential problem in municipals, such as an excess supply or an impending tax law change. The bond market's resilient performance can be attributed to the continuing flight to quality and asset reallocation that have resulted from mixed signals concerning economic recovery, the threat of war and continued accounting and corporate governance scandals.

The amount of municipal debt issued so far in 2002 has approached that of the record supply year of 1993. Typically, this would weigh heavily on the market, but, retail and institutional buyers have easily digested the supply of tax-exempt debt.

Financial market volatility has been running at approximately twice the normal historical trends. The reasons for this period of "hyper" price volatility include uncertainty about the economic outlook, the potential for war with Iraq, and the inverse correlation between the stock and bond markets.

1 The Bond Buyer Municipal Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds. The index is unmanaged, and investments cannot be made in an index.

The erosion of municipal credit quality typically lags declines in the general economy by approximately one year. The recession's effects on income and property tax revenues have not fully impacted municipal budgets. Local governments are typically impacted more significantly than state governments, as they push down fiscal problems to counties, cities and school districts. The signs of fiscal distress that have become apparent include erosion of income tax revenues, increasing expenditures, the draw-down on "rainy day" funds, and increasing pension fund liabilities.

How did the fund perform during the reporting period?

As of September 30, 2002, the fund's Class A, B and C Shares produced total returns of 9.45%, 8.96% and 8.96%, respectively, based on net asset value.2 The fund outperformed the Lipper General Municipal Debt Funds Average,3 which produced a total return of 7.96% for the same period.

The portfolio's positioning in long/intermediate maturities (15 to 20 years) with convex structures (discount coupon with ten-year call protection) had a positive impact as interest rates declined. Sector exposure to hospital and industrial development debt also provided positive incremental returns over the period.

In terms of income, the fund's Class A, B and C Shares paid total monthly dividends of $0.235, $0.189 and $0.189, respectively, per share. The fund's current 30-day SEC yields as of September 30, 2002 for Class A, B and C Shares were 3.35%, 2.63% and 2.63%, based on offering price.4 These yields compared favorably to the taxable equivalents, based on offering price, for investors in the 30.0%, 35.0% and 38.6% federal tax brackets, which were as follows:5

	30.0%	35.0%	38.6%
Class A Shares	4.79%	5.15%	5.46%
Class B Shares	3.76%	4.05%	4.28%
Class C Shares	3.76%	4.05%	4.28%

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were 4.54%, 3.46% and 7.96%, respectively.

3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges.

4 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price value per share on that date. The SEC yields are compounded and annualized.

5 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield.

What strategies did you employ during the reporting period?

The fund attempts to maximize tax-exempt income within specific risk parameters. Incremental return is provided to the portfolio by making relative value decisions involving credit spread relationships to benchmarks, yield curve positioning, state and sector allocations, and appropriate bond structures (coupon and callability).

The fund's strategy has been focused on maintaining a high credit quality profile. Revenue bonds with dedicated revenue streams have been emphasized, while exposure to general obligation debt has been reduced. The erosion in credit quality is beginning to be reflected in credit spreads. This reality makes an emphasis on maintaining a high credit quality profile prudent. Yield curve positioning is being concentrated in the 20-year maturity range, the portion of the yield curve that offers the best total return potential from a valuation perspective. Twenty-year maturities also provide significant "roll down" potential as a result of the curve's steepness. The fund is maintaining a neutral duration6 target relative to its benchmark.

What were the fund's top five holdings at the end of the reporting period?

The top five holdings were as follows:

Issuer/Coupon/Maturity	Percentage of Net Assets
Salt Lake City, UT, Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125%, due 5/15/2015	3.03%
Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50%, due 4/01/2024	2.69%
Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA 818R), 9.797%, due 7/01/2018	1.85%
Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10%, due 1/15/2017	1.80%
Lower Neches Valley Authority, TX, (Series 2001A), Daily VRDNs	1.76%

6 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

How were the fund's assets allocated in terms of credit quality as of September 30, 2002?

As of September 30, 2002, the quality breakdown of the fund was:

The fund's weighted average credit quality as of September 30, 2002 was AA-.

What is your outlook for municipal bonds into 2003?

The outlook for the financial markets in general and for the municipal bond market in particular is difficult to ascertain. Because there are variables that are very difficult to handicap at this juncture. For example, is war with Iraq imminent, how long will it last, or how will investors respond to the reforms concerning financial reporting and corporate governance? There are other questions that need to be answered before a clearer picture of the U.S. economy can be ascertained.

The municipal yield curve is expected to revert to a more normal, flatter configuration. The short/intermediate portion of the yield curve will be more susceptible to underperformance as this flattening occurs. The relatively strong demand for municipal debt should continue by both retail and institutional investors, as global uncertainty and market volatility remain high.

What are your thoughts for shareholders on the value of continuing to invest in the fund?

Given the heightened uncertainty in the market, municipal bonds should continue to be a low volatility alternative to corporate bonds and stocks, and investor demand for municipal debt investments is likely to remain robust. The fund has had special appeal for a wide range of investors in the current risk-averse environment, but its tax, income and diversification advantages can be positive in any investment climate. Many long-term investors who want to play a more active role in building their fund accounts use a systematic investment approach. Making regular monthly, quarterly or yearly contributions to a fund account can be a convenient way for shareholders to add shares and grow investments through both favorable and challenging markets. The illustrations on pages 7, 8 and 9 show the potential long-term benefits of annual investments in the fund.

Three Ways You May Seek to Invest for Success

STRATEGY #1--With a lump sum investment of $60,000 in the Class A Shares of Federated Municipal Securities Fund, Inc. on 9/30/82, reinvesting your dividends, capital gains and no redemption of shares, your account would have been worth $269,574 on 9/30/02, with 7.80%1 average annual total return.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding dividends tax-free.

As of 9/30/02, the Class A Shares' average annual 1-year, 5-year, and 10-year total returns were 4.10%, 4.31%, and 4.91%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (7/26/94) total returns were 2.50%, 4.01%, and 4.54%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/21/93) total returns were 7.00%, 4.36%, and 4.08%, respectively.2

1 Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to the initial investment in Class A Shares.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; and Class C Shares, 1.00% contingent deferred sales charge.

STRATEGY #2--With a systematic investment plan, if you had started investing $3,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 9/30/82, reinvesting your dividends, capital gains and no redemption of shares, your account would have reached a total value of $126,7061 by 9/30/02, though you would have invested only $60,000. You would have earned an average annual total return of 6.81% over the life of this systematic investment plan.

This practical systematic investment plan helps you pursue a high level of income through tax-free municipal bonds. Note that you did not commit a large sum of money to the municipal bond market at any one time, and you have reinvested monthly tax-free income. Your dollars accumulated shares over time and as of 9/30/02, you owned 11,582 shares, which will pay you monthly tax-free income into the future. This plan allows the investor to buy shares at low and high prices, and use the bond market's volatility to their advantage. You can take it one step at a time.

1 Past performance is no guarantee of future results. This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

STRATEGY #3--Combines a systematic investment plan with an automatic withdrawal program for Federated Municipal Securities Fund, Inc. This is a sensible approach to investing which allows shareholders to accumulate fund shares over a long period of time (in this illustration $4,000 annually for 15 years) and then enjoy a withdrawal period with monthly income to the investor for a period of time (in this illustration $500 per month for over five years). During the 15-year accumulation period, $60,000 in total was invested. From 1/31/97 through 9/30/02, a total of $34,500 was paid to the investor, and the ending value of the account on 9/30/02 was $104,152.1 This represents a 6.87% average annual total return over the life of this investment plan.

Note that in this investment plan the shareholder did not commit a large sum of money to the municipal bond market at any one time, and has reinvested monthly tax-free income during the accumulation period. The $60,000 investment was worth $106,803 on 12/31/96. During the withdrawal period, the shareholder elected to withdraw $500 per month as income for a total of $34,500. Again, this plan allows the investor to buy shares at low and high prices, and use the bond market's volatility to their advantage.

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results. Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

Portfolio of Investments

September 30, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.3%
		Alabama--2.1%
$7,740,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2021	AA/Aa3		$8,131,334
1,500,000		Huntsville, AL, Health Care Authority, Revenue Bonds, 5.40% (Huntsville Hospital System), 6/1/2022	AAA/Aaa		1,612,470
3,000,000		Mobile County, AL, IDA, IDR Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR/NR		2,675,010

		TOTAL			12,418,814

		Arizona--1.2%
5,000,000		Arizona State Transportation Board, Highway Refunding Revenue Bonds (Series 2002A), 5.25%, 7/1/2017	AAA/Aa1		5,613,700
1,500,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2002B), 5.00%, 1/1/2022	AA/Aa2		1,577,955

		TOTAL			7,191,655

		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR		1,054,280

		California--4.4%
6,000,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	AA-/Aa2		6,479,880
5,000,000		California State Public Works Board, Lease Refunding Revenue Bonds (Series A), 5.25% (Trustees of the California State University), 10/1/2015	A/A2		5,497,800
1,495,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2013	AAA/Aaa		1,788,513
1,930,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2015	AAA/Aaa		2,290,370
4,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35%, TOBs (Kaiser Permanente), Mandatory Tender 2/28/2007	A/A3		4,173,000
4,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 1999), 5.375%, 1/15/2015	AAA/Aaa		4,513,960
1,180,000		Los Angeles, CA, Department of Water & Power, Revenue Bonds, 5.90%, 2/15/2015, Prerefunded	AA-/Aa3		1,256,181

		TOTAL			25,999,704

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--0.4%
$2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 4.70%, 6/15/2015	AAA/Aaa		$2,361,440

		Delaware--0.5%
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa		2,858,250

		Florida--6.4%
3,000,000		Capital Trust Agency, FL, Revenue Bonds (Series 2002A), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		3,045,600
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.174%), 6/1/2014	AA+/Aa2		6,244,004
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.174%), 6/1/2014	AAA/#AAA		954,561
4,260,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds (Series B), 5.00% (FGIC INS), 6/1/2019	AAA/Aaa		4,578,861
6,635,000		Florida State Department of Transportation, Right of Way Acquisition & Bridge Construction Bonds (Series 1997A), 5.00% (Original Issue Yield: 5.10%), 7/1/2014	AA+/Aa2		7,164,075
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Original Issue Yield: 10.104%), 7/1/2014	AAA/#Aaa		4,588,620
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00%, 7/1/2013	AAA/Aaa		1,179,410
3,000,000		Miami-Dade County, FL, School District, Refunding UT GO Bonds, 5.375%, 8/1/2012	AAA/Aaa		3,487,590
6,135,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 1999D), 5.75% (Orlando Regional Healthcare System)/(MBIA INS), 10/1/2013	AAA/Aaa		7,098,011

		TOTAL			38,340,732

		Georgia--1.6%
6,940,000		Clayton County & Clayton County, GA, Water Authority, Revenue Bonds, 5.125% (Original Issue Yield: 5.32%), 5/1/2021	AA/Aa3		7,389,573
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	BBB-/NR		2,157,260

		TOTAL			9,546,833

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--2.4%
$3,500,000		Chicago, IL, Board of Education, Capital Appreciation School Reform, UT GO Bonds (Series 1999A)/(Original Issue Yield: 5.28%), 12/1/2024	AAA/Aaa		$1,146,005
8,295,000		Cook County, IL, Refunding GO Bonds (Series 1997A), 6.25%, 11/15/2013	AAA/Aaa		10,299,404
3,000,000		Granite City, IL, Disposal Revenue Bonds, 5.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2005 (GTD Waste Management, Inc.)	BBB/NR		3,052,980

		TOTAL			14,498,389

		Indiana--2.9%
1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR		995,720
5,300,000		Indiana State, HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA COL Home Mortgage Program GTD), 7/1/2022	Aaa/AAA		5,433,825
10,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield 7.178%), 1/15/2017	BBB/Baa2		10,729,000

		TOTAL			17,158,545

		Kansas--0.8%
4,060,000		Kansas Development Finance Authority, Water Pollution Control Revolving Fund Revenue Bonds (Series II), 6.00%, 11/1/2013	AA+/Aa1		4,894,655

		Louisiana--2.7%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		6,454,800
10,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport-McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR/NR		9,881,600

		TOTAL			16,336,400

		Massachusetts--6.0%
5,450,000		Commonwealth of Massachusetts, LT GO Bonds (Series 2002B), 5.125% (Original Issue Yield: 5.27%), 3/1/2022	AAA/Aaa		5,750,513
5,000,000	[2]	Commonwealth of Massachusetts, Residual Interest Tax-Exempt Securities (PA-1020R), 9.145%, 3/1/2010	NR/NR		6,772,900
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AA-/Aa2		5,980,900
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A), 5.75%, 7/1/2016	AAA/Aa1		$2,303,860
1,000,000		Massachusetts State, Health and Educational Facilities Authority, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa2		1,060,820
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.25%), 7/1/2016	AAA/Aaa		3,218,190
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.29%), 7/1/2017	AAA/Aaa		3,201,450
3,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		3,264,150
3,830,000		University of Massachusetts Building Authority, MA, Project Revenue Bonds (Series 2), 5.125% (Original Issue Yield: 5.25%), 11/1/2019	AAA/Aaa		4,080,635

		TOTAL			35,633,418

		Michigan--3.7%
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa		3,012,853
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		2,876,484
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA/Aaa		3,123,212
1,950,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2020	AAA/Aaa		2,113,059
2,265,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2021	AAA/Aaa		2,435,804
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2		1,028,310
2,500,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50%, 11/1/2018	AAA/Aaa		2,804,500
4,215,000		Michigan State, Environmental Protection Program, UT GO Bonds, 5.25% (Original Issue Yield: 5.34%), 11/1/2018	AAA/Aaa		4,860,274

		TOTAL			22,254,496

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--1.4%
$5,000,000		Northern Municipal Power Agency, MN, Electric System Revenue Bonds, 5.40% (Original Issue Yield: 5.52%), 1/1/2015	AAA/Aaa		$5,611,100
2,465,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Refunding Revenue Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB-/Ba2		2,164,985
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB-/Ba2		813,320

		TOTAL			8,589,405

		Mississippi--1.0%
1,500,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2015	AA/Aa3		1,765,950
3,335,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2016	AA/Aa3		3,917,658

		TOTAL			5,683,608

		Missouri--0.1%
785,000		Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR/NR		768,413

		New Jersey--2.8%
4,000,000	[2]	New Jersey State Transportation Trust Fund Authority, Residual Interest Tax-Exempt Securities Receipts (Series PA-899R), 9.385%, 6/15/2013	AA-/NR		5,479,360
5,000,000		New Jersey State, UT GO Bonds, 5.00% (FGIC INS), 8/1/2020	AAA/Aaa		5,317,250
5,450,000		New Jersey State, Various Purpose UT GO Bonds, 5.25%, 8/1/2017	AA/Aa2		6,043,668

		TOTAL			16,840,278

		New York--8.3%
5,000,000	[2]	Metropolitan Transportation Authority, NY, Residual Interest Tax-Exempt Securities (PA-1042R), 9.066%, 1/1/2010	AAA/NR		6,187,950
4,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		3,804,280
5,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AA+/Aa2		5,553,950
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1		2,764,750
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (New York State University), 5/15/2016	AAA/Aaa		5,925,550
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$2,500,000		New York State Environmental Facilities Corp., Refunding Notes (Series F), 5.25%, 6/15/2014	AAA/Aaa		$2,766,175
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa		3,448,992
4,000,000		New York State Thruway Authority, Service Contract Revenue Bonds (Series 1998A-2), 5.375%, 4/1/2016	AAA/Aaa		4,461,840
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA INS), 6/1/2014	AAA/Aaa		3,663,300
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	AA/Aa3		6,187,266
4,500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022	AA/Aa3		4,694,175

		TOTAL			49,458,228

		North Carolina--1.5%
2,000,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2		2,046,320
6,000,000		North Carolina State, Public Improvement, UT GO Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA/Aa1		6,733,680

		TOTAL			8,780,000

		Ohio--5.7%
3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA/Aaa		3,498,600
3,000,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR		2,799,960
5,000,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50%, 9/1/2022	NR/Aaa		5,243,200
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		3,130,320
3,010,000		Ohio State Building Authority, State Facilities Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2017	AA/Aa2		3,247,248
2,660,000		Ohio State Building Authority, State Facilities Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2018	AA/Aa2		2,847,929
2,320,000		Ohio State Building Authority, State Facilities Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2019	AA/Aa2		2,465,139
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$4,135,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1		$4,713,776
5,500,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1		6,132,555

		TOTAL			34,078,727

		Oregon--0.3%
1,500,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3		1,576,620

		Pennsylvania--4.7%
2,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1		2,757,050
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/A3		1,915,960
4,350,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA/Aa2		4,739,455
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2001), 5.00%, 9/15/2018	AA/Aa2		2,150,020
4,000,000	[2]	Delaware Valley, PA, Regional Finance Authority, Residual Interest Tax-Exempt Securities (PA-1029R), 9.537%, 7/1/2017	AA-/NR		5,572,960
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		5,162,250
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A+/A+		5,599,100

		TOTAL			27,896,795

		Puerto Rico--1.8%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa		4,886,910
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA-331A), 9.116% (AMBAC INS), 1/1/2010	NR/NR		2,784,920
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA-331B), 9.116% (AMBAC INS), 1/1/2011	NR/NR		2,784,420

		TOTAL			10,456,250

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.4%
$2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB/Baa2		$2,598,325

		South Carolina--2.0%
3,680,000		Lexington County, SC, School District No. 001, UT GO Bonds, 5.125%, 3/1/2023	AA+/Aa1		3,940,912
5,200,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002A), 5.125% (Original Issue Yield: 5.25%)/(FSA INS), 1/1/2020	AAA/Aaa		5,597,020
2,000,000		South Carolina State Public Service Authority, UT GO Refunding Bonds (Series D), 5.00% (Santee Cooper)/ (FSA INS), 1/1/2021	AAA/Aaa		2,112,420

		TOTAL			11,650,352

		South Dakota--0.8%
2,225,000		South Dakota HDA, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1		2,305,411
2,500,000		South Dakota HDA, Multiple Purpose Revenue Bonds (Series 2002A), 5.15%, (FSA INS), 11/1/2020	NR/Aaa		2,596,975

		TOTAL			4,902,386

		Tennessee--7.5%
5,000,000		Memphis, TN, General Improvement, UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA/Aa2		5,490,300
3,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(Original Issue Yield: 6.57%), 9/1/2021	BBB+/Baa1		3,194,970
6,000,000		Shelby County, TN, Public Improvement, UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		6,745,800
13,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR/Aaa		16,027,180
2,500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		2,595,050
2,280,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.35%, 7/1/2012	AA/Aa2		2,438,734
2,405,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.40%, 7/1/2013	AA/Aa2		2,551,633
5,500,000		Tennessee State, UT GO Bonds (Series A), 5.00% (Original Issue Yield: 5.18%), 3/1/2015	AA/Aa2		5,946,325

		TOTAL			44,989,992

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--8.0%
$1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.60%, 1/1/2021	BBB-/Baa3		$1,032,580
2,995,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2006	BBB+/Baa2		3,092,577
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2011	AAA/Aaa		2,629,000
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2012	AAA/Aaa		4,815,920
2,500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, (MBIA INS), 5/15/2023	AAA/Aaa		2,592,750
2,000,000		Lufkin, TX, HFDC, Health System Revenue Bonds (Series 1998), 5.70% (Memorial Health System of East Texas)/(Original Issue Yield: 5.75%), 2/15/2028	BBB-/NR		1,627,820
5,500,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa		5,805,360
3,145,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB+/Baa1		3,264,919
1,000,000		Sam Rayburn, TX, Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2		1,018,130
9,035,000		San Antonio, TX, Electric & Gas, Revenue Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017, Prerefunded	AAA/Aa1		10,064,358
5,000,000		Texas State Affordable Housing Corp., Multi-Family Housing Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA INS), 9/1/2022	AAA/Aaa		5,238,650
6,000,000		Texas State Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,651,780

		TOTAL			47,833,844

		Utah--5.7%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Refunding Revenue Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR		18,064,350
6,315,000		Salt Lake City, UT, Building & Refunding UT GO Bonds (Series 2002), 5.125%, 6/15/2019	Aaa/AAA		6,816,664
2,000,000		Utah County, UT, IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		2,001,160
6,650,000		Utah Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.00%, (FSA INS), 6/15/2023	AAA/Aaa		6,922,052

		TOTAL			33,804,226

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--4.1%
$3,360,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2012	A-/A3		$3,902,976
3,185,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2013	A-/A3		3,690,396
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa		5,637,900
9,300,000	[2]	Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA-818R), 9.797%, 7/1/2018	NR/NR		11,001,249

		TOTAL			24,232,521

		Washington--4.1%
5,000,000		Energy Northwest, WA, Electric Refunding Revenue Bonds (Series 2001A), 5.50% (FSA INS), 7/1/2017	AAA/Aaa		5,602,000
5,000,000		Washington State Public Power Supply System, (Nuclear Project No. 2) Refunding Revenue Bonds (Series 1998A), 5.00% (Original Issue Yield: 5.18%), 7/1/2012	AA/Aa1		5,528,800
5,595,000		Washington State, Convention & Trade Center, Certificates of Participation, 5.125% (Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa		6,192,210
6,675,000		Washington State, UT GO Bonds (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	AA+/Aa1		7,263,869

		TOTAL			24,586,879

		Wisconsin--1.8%
3,000,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35%, 11/1/2022	AAA/Aaa		3,110,760
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2		5,712,575
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,691,011

		TOTAL			10,514,346

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $528,900,071)			579,788,806

		SHORT-TERM MUNICIPALS--4.0%
		California--0.2%
1,400,000		California Infrastructure & Economic Development Bank, (Series 2002B) Daily VRDNs (RAND Corp.)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/NR		1,400,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--0.3%
$1,900,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds (First Series 1996) Daily VRDNs (Georgia Power Co.)	A-1/VMIG1		$1,900,000

		New York--0.3%
2,000,000		New York State Energy Research & Development Authority, Poll Control Revenue Adj Rate Bonds (Series1988A) Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	A-1+/NR		2,000,000

		North Carolina--0.1%
800,000		Martin County, NC, IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		800,000

		Puerto Rico--0.8%
4,500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+/VMIGI		4,500,000

		Texas--2.1%
10,500,000		Lower Neches Valley Authority, TX, (Series 2001A) Daily VRDNs (Exxon Mobil Corp.)	A-1/VMIG1		10,500,000
2,000,000		Lower Neches Valley Authority, TX, (Series 2001B) Daily VRDNs (Exxon Mobil Corp.)	A-1/VMIG1		2,000,000

		TOTAL			12,500,000

		Washington--0.2%
850,000		Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		850,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			23,950,000

		TOTAL INVESTMENTS (IDENTIFIED COST $552,850,071)[3]			$603,738,806

Securities that are subject to alternative minimum tax represent 12.9% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the "Investment Ratings" section of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws.

These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At September 30, 2002, these securities amounted to $40,583,759 which represents 6.8% of net assets.

3 The cost of investments for generally accepted accounting principles ("GAAP") is $552,850,071. Cost for federal tax purposes is $552,818,773. The difference between cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $50,920,033 which is comprised of $52,502,457 appreciation and $1,582,424 depreciation at September 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($595,949,662) at September 30, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $552,850,071)		$603,738,806
Cash		119,689
Income receivable		8,956,809
Receivable for investments sold		27,908,800
Receivable for shares sold		654,651

TOTAL ASSETS		641,378,755

Liabilities:
Payable for investments purchased	$17,872,781
Payable for shares redeemed	237,511
Payable for swap contracts (identified cost of $25,000,000)	25,082,681
Income distribution payable	2,031,725
Accrued expenses	204,395

TOTAL LIABILITIES		45,429,093

Net assets for 54,486,001 shares outstanding		$595,949,662

Net Assets Consist of:
Paid in capital		$578,069,235
Net unrealized appreciation of investments and swap contracts		50,806,054
Accumulated net realized loss on investments		(34,494,857)
Undistributed net investment income		1,569,230

TOTAL NET ASSETS		$595,949,662

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($506,661,043 ÷ 46,322,626 shares outstanding)		$10.94

Offering price per share (100/95.50 of $10.94)[1]		$11.46

Redemption proceeds per share		$10.94

Class B Shares:
Net asset value per share ($78,351,010 ÷ 7,163,401 shares outstanding)		$10.94

Offering price per share		$10.94

Redemption proceeds per share (94.50/100 of $10.94)[1]		$10.34

Class C Shares:
Net asset value per share ($10,937,609 ÷ 999,974 shares outstanding)		$10.94

Offering price per share		$10.94

Redemption proceeds per share (99.00/100 of $10.94)[1]		$10.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2002 (unaudited)

Investment Income:
Interest		$14,793,040

Expenses:
Investment adviser fee	$1,498,989
Administrative personnel and services fee	209,131
Custodian fees	19,982
Transfer and dividend disbursing agent fees and expenses	205,813
Directors'/Trustees' fees	7,231
Auditing fees	6,118
Legal fees	3,623
Portfolio accounting fees	70,098
Distribution services fee--Class B Shares	276,481
Distribution services fee--Class C Shares	35,992
Shareholder services fee--Class A Shares	591,094
Shareholder services fee--Class B Shares	92,160
Shareholder services fee--Class C Shares	11,997
Share registration costs	24,648
Printing and postage	24,473
Insurance premiums	556
Taxes	20,857
Miscellaneous	3,194

TOTAL EXPENSES	3,102,437

Waiver of shareholder services fee--Class A Shares	(331,012)

Net expenses		2,771,425

Net investment income		12,021,615

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments		3,691,720
Net change in unrealized appreciation of investments		34,075,023
Net change in unrealized depreciation on swap contracts		(82,681)

Net realized and unrealized gain on investments and swap contracts		37,684,062

Change in net assets resulting from operations		$49,705,677

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2002	Year Ended 3/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,021,615	$23,768,376
Net realized gain on investments	3,691,720	6,411,266
Net change in unrealized appreciation of investments and swap contracts	33,992,342	(17,815,995)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	49,705,677	12,363,647

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,534,055)	(20,784,089)
Class B Shares	(1,316,316)	(2,612,237)
Class C Shares	(171,152)	(361,471)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,021,523)	(23,757,797)

Share Transactions:
Proceeds from sale of shares	102,457,043	151,273,289
Net asset value of shares issued to shareholders in payment of distributions declared	6,525,788	15,022,749
Cost of shares redeemed	(81,383,671)	(166,822,442)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,599,160	(526,404)

Change in net assets	65,283,314	(11,920,554)

Net Assets:
Beginning of period	530,666,348	542,586,902

End of period (including undistributed net investment income of $1,569,230 and $1,569,138, respectively)	$595,949,662	$530,666,348

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.22	$10.45	$ 9.90	$10.87	$10.91	$10.31
Income From Investment Operations:
Net investment income	0.23	0.47 [2]	0.47 [3]	0.58	0.53	0.46
Net realized and unrealized gain (loss) on investments and swap contracts	0.73	(0.23)[2]	0.55	(1.02)	(0.05)	0.64

TOTAL FROM INVESTMENT OPERATIONS	0.96	0.24	1.02	(0.44)	0.48	1.10

Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.47)	(0.50)	(0.52)	(0.46)
Distributions in excess of net investment income[4]	--	--	--	--	--	(0.01)

Total distributions from net investment income	(0.24)	(0.47)	(0.47)	(0.50)	(0.52)	(0.47)
Distributions from net realized gain on investments	--	--	--	(0.03)	--	(0.03)

TOTAL DISTRIBUTIONS	(0.24)	(0.47)	(0.47)	(0.53)	(0.52)	(0.50)

Net Asset Value, End of Period	$10.94	$10.22	$10.45	$ 9.90	$10.87	$10.91

Total Return[5]	9.45%	2.31%	10.60%	(4.01)%	4.46%	11.28%

Ratios to Average Net Assets:

Expenses	0.87%[7]	0.86%	0.88%	0.92%	0.87%	0.86%

Net investment income	4.46%[7]	4.52%[2]	4.68%	5.72%	4.86%	4.70%

Expense waiver/reimbursement[6]	0.14%[7]	0.14%	0.14%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$506,661	$450,049	$461,456	$471,475	$562,883	$591,310

Portfolio turnover	30%	35%	28%	68%	31%	64%

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective April 1, 2001, the fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Per share information is based on average shares outstanding.

4 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.22	$10.45	$ 9.90	$10.87	$10.91	$10.31
Income From Investment Operations:
Net investment income	0.19	0.38 [2]	0.38 [3]	0.48	0.43	0.38
Net realized and unrealized gain (loss) on investments and swap contracts	0.72	(0.23)[2]	0.55	(1.01)	(0.05)	0.64

TOTAL FROM INVESTMENT OPERATIONS	0.91	0.15	0.93	(0.53)	0.38	1.02

Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.38)	(0.41)	(0.42)	(0.38)
Distributions in excess of net investment income[4]	--	--	--	--	--	(0.01)

Total distributions from net investment income	(0.19)	(0.38)	(0.38)	(0.41)	(0.42)	(0.39)
Distributions from net realized gain on investments	--	--	--	(0.03)	--	(0.03)

TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.38)	(0.44)	(0.42)	(0.42)

Net Asset Value, End of Period	$10.94	$10.22	$10.45	$ 9.90	$10.87	$10.91

Total Return[5]	8.96%	1.41%	9.62%	(4.85)%	3.53%	10.30%

Ratios to Average Net Assets:

Expenses	1.76%[6]	1.75%	1.77%	1.81%	1.76%	1.75%

Net investment income	3.57%[6]	3.63%[2]	3.79%	4.68%	3.97%	3.81%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,351	$71,429	$71,511	$72,095	$88,756	$87,304

Portfolio turnover	30%	35%	28%	68%	31%	64%

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective April 1, 2001, the fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Per share information is based on average shares outstanding.

4 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.22	$10.45	$ 9.90	$10.87	$10.91	$10.31
Income From Investment Operations:
Net investment income	0.18	0.38 [2]	0.38 [3]	0.48	0.43	0.37
Net realized and unrealized gain (loss) on investments and swap contracts	0.73	(0.23)[2]	0.55	(1.01)	(0.05)	0.65

TOTAL FROM INVESTMENT OPERATIONS	0.91	0.15	0.93	(0.53)	0.38	1.02

Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.38)	(0.41)	(0.42)	(0.37)
Distributions in excess of net investment income[4]	--	--	--	--	--	(0.02)

Total distributions from net investment income	(0.19)	(0.38)	(0.38)	(0.41)	(0.42)	(0.39)
Distributions from net realized gain on investments	--	--	--	(0.03)	--	(0.03)

TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.38)	(0.44)	(0.42)	(0.42)

Net Asset Value, End of Period	$10.94	$10.22	$10.45	$ 9.90	$10.87	$10.91

Total Return[5]	8.96%	1.41%	9.63%	(4.85)%	3.54%	10.31%

Ratios to Average Net Assets:

Expenses	1.76%[6]	1.75%	1.76%	1.80%	1.75%	1.74%

Net investment income	3.57%[6]	3.63%[2]	3.80%	4.68%	3.98%	3.83%

Expense waiver/reimbursement[7]	--	--	0.01%	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,938	$9,188	$9,620	$10,601	$16,870	$17,616

Portfolio turnover	30%	35%	28%	68%	31%	64%

1 Beginning with the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective April 1, 2001, the fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3 Per share information is based on average shares outstanding.

4 Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to April 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 4/1/2001		For the Year Ended 3/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$22,522	$22,522	$10,579	$(3,996)	$(6,583)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $38,213,094, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 37,562,379

2009	$ 650,715

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the six months ended September 30, 2002, the Fund had no realized gain (loss) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At September 30, 2002, the Fund has the following open interest rate swap contracts:

Expiration	Notional Principal Amount	Cash Flows Paid by Fund	Cash Flows Received by Fund	Unrealized Appreciation (Depreciation)
7/1/2023	$25,000,000	4.165% Fixed	4.06%	$(82,681)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2002, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	375,000,000
Class B Shares	250,000,000
Class C Shares	375,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2002		Year Ended 3/31/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,627,304	$91,189,925	12,815,059	$132,833,550
Shares issued to shareholders in payment of distributions declared	563,164	5,926,945	1,309,283	13,607,126
Shares redeemed	(6,885,262)	(72,543,496)	(14,258,037)	(148,253,921)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,305,206	$24,573,374	(133,695)	$(1,813,245)

	Six Months Ended 9/30/2002		Year Ended 3/31/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	848,460	$8,982,837	1,479,500	$15,393,368
Shares issued to shareholders in payment of distributions declared	48,574	511,472	115,844	1,203,929
Shares redeemed	(719,806)	(7,562,797)	(1,451,218)	(15,096,241)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	177,228	$1,931,512	144,126	$1,501,056

	Six Months Ended 9/30/2002		Year Ended 3/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	214,630	$2,284,281	292,793	$3,046,371
Shares issued to shareholders in payment of distributions declared	8,294	87,371	20,370	211,694
Shares redeemed	(121,608)	(1,277,378)	(334,914)	(3,472,280)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	101,316	$1,094,274	(21,751)	$(214,215)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,583,750	$27,599,160	(11,320)	$(526,404)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to (a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended September 30, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $242,050,000 and $274,505,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended September 30, 2002 were as follows:

Purchases	$212,841,638

Sales	$159,038,140

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8110104 (11/02)